Share-based payments (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Payments
SOP and RSU expenses and related corporate and social security taxes expenses	$ 126,167	$ 151,115	$ 42,981
RSUs and SOPs grant - business combination	43,116	45,597	4,946
Awards expenses and related taxes, prior to the cancelation	113,172	28,733	8,346
Fair value adjustment - hedge of corporate and social security taxes (note 18)	3,995
Total share-based compensation expenses (note 8)	286,450	225,445	56,273
Share-based payments granted, net of shares withheld for employee taxes	201,991	139,025	40,861
Liability provision for taxes presented as salaries, allowances and social security contributions	$ 32,554	$ 61,772	$ 10,334